FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.3%
AT&T Inc.	68,791	$1,979,805
Lumen Technologies Inc.	9,599	130,450
Verizon Communications Inc.	39,599	2,218,732

Total Diversified Telecommunication Services		4,328,987

Entertainment - 1.9%
Activision Blizzard Inc.	7,505	716,277
Electronic Arts Inc.	2,733	393,088
Live Nation Entertainment Inc.	1,353	118,509	*
Netflix Inc.	4,248	2,243,836	*
Take-Two Interactive Software Inc.	1,162	205,697	*
Walt Disney Co.	17,464	3,069,648	*

Total Entertainment		6,747,055

Interactive Media & Services - 6.4%
Alphabet Inc., Class A Shares	2,871	7,010,379	*
Alphabet Inc., Class C Shares	2,756	6,907,418	*
Facebook Inc., Class A Shares	23,010	8,000,807	*
Twitter Inc.	7,730	531,901	*

Total Interactive Media & Services		22,450,505

Media - 1.3%
Charter Communications Inc., Class A Shares	1,360	981,172	*
Comcast Corp., Class A Shares	44,023	2,510,192
Discovery Inc., Class A Shares	1,238	37,982	*
Discovery Inc., Class C Shares	3,114	90,244	*
DISH Network Corp., Class A Shares	2,268	94,802	*
Fox Corp., Class A Shares	3,060	113,618
Fox Corp., Class B Shares	1,790	63,008
Interpublic Group of Cos. Inc.	3,394	110,271
News Corp., Class A Shares	3,816	98,338
News Corp., Class B Shares	1,815	44,195
Omnicom Group Inc.	1,979	158,300
ViacomCBS Inc., Class B Shares	5,259	237,707

Total Media		4,539,829

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc.	5,668	820,897	*

TOTAL COMMUNICATION SERVICES		38,887,273

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	1

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
Aptiv PLC	2,582	$406,226	*
BorgWarner Inc.	1,724	83,683

Total Auto Components		489,909

Automobiles - 1.8%
Ford Motor Co.	37,401	555,779	*
General Motors Co.	12,363	731,519	*
Tesla Inc.	7,316	4,972,685	*

Total Automobiles		6,259,983

Distributors - 0.2%
Genuine Parts Co.	1,197	151,384
LKQ Corp.	3,026	148,940	*
Pool Corp.	410	188,051

Total Distributors		488,375

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings Inc.	393	859,919	*
Caesars Entertainment Inc.	2,247	233,126	*
Carnival Corp.	7,540	198,754	*
Chipotle Mexican Grill Inc.	277	429,444	*
Darden Restaurants Inc.	1,259	183,801
Domino’s Pizza Inc.	356	166,070
Expedia Group Inc.	1,251	204,801	*
Hilton Worldwide Holdings Inc.	2,886	348,109	*
Las Vegas Sands Corp.	3,021	159,177	*
Marriott International Inc., Class A Shares	2,532	345,669	*
McDonald’s Corp.	7,130	1,646,959
MGM Resorts International	3,661	156,142
Norwegian Cruise Line Holdings Ltd.	3,368	99,053	*
Penn National Gaming Inc.	1,512	115,653	*
Royal Caribbean Cruises Ltd.	1,870	159,474	*
Starbucks Corp.	11,292	1,262,559
Wynn Resorts Ltd.	868	106,156	*
Yum! Brands Inc.	2,859	328,871

Total Hotels, Restaurants & Leisure		7,003,737

Household Durables - 0.4%
DR Horton Inc.	3,019	272,827
Garmin Ltd.	1,491	215,658
Leggett & Platt Inc.	1,381	71,550
Lennar Corp., Class A Shares	2,626	260,893
Mohawk Industries Inc.	594	114,161	*

See Notes to Schedule of Investments.

2	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Household Durables - (continued)
Newell Brands Inc.	3,236	$88,893
NVR Inc.	32	159,145	*
PulteGroup Inc.	2,747	149,904
Whirlpool Corp.	607	132,338

Total Household Durables		1,465,369

Internet & Direct Marketing Retail - 4.2%
Amazon.com Inc.	4,097	14,094,336	*
eBay Inc.	5,975	419,505
Etsy Inc.	1,173	241,450	*

Total Internet & Direct Marketing Retail		14,755,291

Leisure Products - 0.0%††
Hasbro Inc.	1,089	102,932

Multiline Retail - 0.5%
Dollar General Corp.	2,393	517,821
Dollar Tree Inc.	2,219	220,791	*
Target Corp.	4,746	1,147,298

Total Multiline Retail		1,885,910

Specialty Retail - 2.2%
Advance Auto Parts Inc.	633	129,853
AutoZone Inc.	212	316,351	*
Best Buy Co. Inc.	2,344	269,513
CarMax Inc.	1,613	208,319	*
Gap Inc.	1,638	55,119
Home Depot Inc.	10,357	3,302,744
L Brands Inc.	2,013	145,057
Lowe’s Cos. Inc.	7,159	1,388,631
O’Reilly Automotive Inc.	632	357,845	*
Ross Stores Inc.	3,421	424,204
TJX Cos. Inc.	11,778	794,073
Tractor Supply Co.	1,112	206,899
Ulta Beauty Inc.	519	179,454	*

Total Specialty Retail		7,778,062

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands Inc.	3,098	57,840
NIKE Inc., Class B Shares	11,988	1,852,026
PVH Corp.	562	60,465	*
Ralph Lauren Corp.	404	47,595
Tapestry Inc.	2,510	109,135	*
Under Armour Inc., Class A Shares	2,300	48,645	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	3

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Under Armour Inc., Class C Shares	2,316	$43,008	*
VF Corp.	3,226	264,661

Total Textiles, Apparel & Luxury Goods		2,483,375

TOTAL CONSUMER DISCRETIONARY		42,712,943

CONSUMER STAPLES - 5.9%
Beverages - 1.4%
Brown-Forman Corp., Class B Shares	1,828	136,990
Coca-Cola Co.	36,998	2,001,962
Constellation Brands Inc., Class A Shares	1,616	377,966
Molson Coors Beverage Co., Class B Shares	1,712	91,917	*
Monster Beverage Corp.	3,495	319,268	*
PepsiCo Inc.	13,196	1,955,252

Total Beverages		4,883,355

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	4,275	1,691,489
Kroger Co.	7,214	276,368
Sysco Corp.	5,003	388,983
Walgreens Boots Alliance Inc.	6,825	359,063
Walmart Inc.	13,322	1,878,669

Total Food & Staples Retailing		4,594,572

Food Products - 0.9%
Archer-Daniels-Midland Co.	5,491	332,755
Campbell Soup Co.	1,906	86,894
Conagra Brands Inc.	4,344	158,035
General Mills Inc.	5,974	363,996
Hershey Co.	1,363	237,407
Hormel Foods Corp.	2,729	130,310
JM Smucker Co.	997	129,181
Kellogg Co.	2,585	166,293
Kraft Heinz Co.	6,359	259,320
Lamb Weston Holdings Inc.	1,304	105,181
McCormick & Co. Inc., Non Voting Shares	2,400	211,968
Mondelez International Inc., Class A Shares	13,925	869,477
Tyson Foods Inc., Class A Shares	2,883	212,650

Total Food Products		3,263,467

Household Products - 1.4%
Church & Dwight Co. Inc.	2,286	194,813
Clorox Co.	1,276	229,565
Colgate-Palmolive Co.	7,790	633,717

See Notes to Schedule of Investments.

4	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Household Products - (continued)
Kimberly-Clark Corp.	3,381	$452,310
Procter & Gamble Co.	23,498	3,170,585

Total Household Products		4,680,990

Personal Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,238	711,863

Tobacco - 0.7%
Altria Group Inc.	17,465	832,731
Philip Morris International Inc.	15,134	1,499,931

Total Tobacco		2,332,662

TOTAL CONSUMER STAPLES		20,466,909

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co.	5,810	132,874
Halliburton Co.	8,525	197,098
NOV Inc.	4,715	72,234	*
Schlumberger Ltd.	12,875	412,129

Total Energy Equipment & Services		814,335

Oil, Gas & Consumable Fuels - 2.6%
APA Corp.	3,374	72,980
Cabot Oil & Gas Corp.	4,506	78,675
Chevron Corp.	18,697	1,958,324
ConocoPhillips	13,573	826,596
Devon Energy Corp.	4,322	126,159
Diamondback Energy Inc.	1,740	163,369
EOG Resources Inc.	5,606	467,765
Exxon Mobil Corp.	41,089	2,591,894
Hess Corp.	2,453	214,196
Kinder Morgan Inc.	18,437	336,106
Marathon Oil Corp.	7,830	106,645
Marathon Petroleum Corp.	6,330	382,459
Occidental Petroleum Corp.	7,675	239,997
ONEOK Inc.	4,424	246,151
Phillips 66	4,141	355,381
Pioneer Natural Resources Co.	2,139	347,630
Valero Energy Corp.	4,157	324,578
Williams Cos. Inc.	11,559	306,891

Total Oil, Gas & Consumable Fuels		9,145,796

TOTAL ENERGY		9,960,131

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	5

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
FINANCIALS - 11.3%
Banks - 4.3%
Bank of America Corp.	72,612	$2,993,793
Citigroup Inc.	19,870	1,405,802
Citizens Financial Group Inc.	4,580	210,085
Comerica Inc.	1,200	85,608
Fifth Third Bancorp	6,582	251,630
First Republic Bank	1,740	325,676
Huntington Bancshares Inc.	8,250	117,727
JPMorgan Chase & Co.	29,276	4,553,589
KeyCorp	9,904	204,518
M&T Bank Corp.	1,247	181,202
People’s United Financial Inc.	4,395	75,330
PNC Financial Services Group Inc.	4,083	778,873
Regions Financial Corp.	9,009	181,802
SVB Financial Group	517	287,674	*
Truist Financial Corp.	12,659	702,574
US Bancorp	13,083	745,338
Wells Fargo & Co.	40,384	1,828,991
Zions Bancorp NA	1,866	98,637

Total Banks		15,028,849

Capital Markets - 3.0%
Ameriprise Financial Inc.	1,161	288,950
Bank of New York Mellon Corp.	7,434	380,844
BlackRock Inc.	1,361	1,190,834
Cboe Global Markets Inc.	1,107	131,788
Charles Schwab Corp.	14,643	1,066,157
CME Group Inc.	3,453	734,384
Franklin Resources Inc.	2,335	74,697	(a)
Goldman Sachs Group Inc.	3,310	1,256,244
Intercontinental Exchange Inc.	5,392	640,030
Invesco Ltd.	3,260	87,140
MarketAxess Holdings Inc.	357	165,502
Moody’s Corp.	1,593	577,256
Morgan Stanley	14,031	1,286,502
MSCI Inc.	799	425,931
Nasdaq Inc.	1,134	199,357
Northern Trust Corp.	2,128	246,039
Raymond James Financial Inc.	1,200	155,880
S&P Global Inc.	2,238	918,587

See Notes to Schedule of Investments.

6	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Capital Markets - (continued)
State Street Corp.	3,389	$278,847
T. Rowe Price Group Inc.	2,164	428,407

Total Capital Markets		10,533,376

Consumer Finance - 0.7%
American Express Co.	6,167	1,018,973
Capital One Financial Corp.	4,379	677,388
Discover Financial Services	2,912	344,461
Synchrony Financial	5,420	262,978

Total Consumer Finance		2,303,800

Diversified Financial Services - 1.5%
Berkshire Hathaway Inc., Class B Shares	18,185	5,053,975	*

Insurance - 1.8%
Aflac Inc.	6,420	344,497
Allstate Corp.	2,860	373,058
American International Group Inc.	8,218	391,177
Aon PLC, Class A Shares	2,071	494,472
Arthur J Gallagher & Co.	1,865	261,249
Assurant Inc.	545	85,118
Chubb Ltd.	4,428	703,786
Cincinnati Financial Corp.	1,588	185,193
Everest Re Group Ltd.	424	106,852
Globe Life Inc.	1,095	104,299
Hartford Financial Services Group Inc.	3,359	208,157
Lincoln National Corp.	1,391	87,410
Loews Corp.	1,912	104,491
Marsh & McLennan Cos. Inc.	4,920	692,146
MetLife Inc.	7,394	442,531
Principal Financial Group Inc.	2,504	158,228
Progressive Corp.	5,459	536,128
Prudential Financial Inc.	3,689	378,012
Travelers Cos. Inc.	2,428	363,496
Unum Group	1,562	44,361
Willis Towers Watson PLC	1,283	295,116
WR Berkley Corp.	1,237	92,070

Total Insurance		6,451,847

TOTAL FINANCIALS		39,371,847

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	7

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
HEALTH CARE - 12.9%
Biotechnology - 1.8%
AbbVie Inc.	16,877	$1,901,025
Alexion Pharmaceuticals Inc.	2,168	398,283	*
Amgen Inc.	5,624	1,370,850
Biogen Inc.	1,493	516,981	*
Gilead Sciences Inc.	11,704	805,937
Incyte Corp.	1,612	135,618	*
Regeneron Pharmaceuticals Inc.	977	545,694	*
Vertex Pharmaceuticals Inc.	2,531	510,326	*

Total Biotechnology		6,184,714

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	17,016	1,972,665
ABIOMED Inc.	423	132,023	*
Align Technology Inc.	689	420,979	*
Baxter International Inc.	4,599	370,219
Becton Dickinson and Co.	2,826	687,255
Boston Scientific Corp.	13,771	588,848	*
Cooper Cos. Inc.	462	183,077
Danaher Corp.	5,975	1,603,451
DENTSPLY SIRONA Inc.	2,099	132,783
DexCom Inc.	912	389,424	*
Edwards Lifesciences Corp.	6,205	642,652	*
Hologic Inc.	2,539	169,402	*
IDEXX Laboratories Inc.	816	515,345	*
Intuitive Surgical Inc.	1,148	1,055,747	*
Medtronic PLC	12,891	1,600,160
ResMed Inc.	1,406	346,607
STERIS PLC	817	168,547
Stryker Corp.	3,207	832,954
Teleflex Inc.	453	182,011
West Pharmaceutical Services Inc.	715	256,756
Zimmer Biomet Holdings Inc.	2,026	325,821

Total Health Care Equipment & Supplies		12,576,726

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	1,410	161,431
Anthem Inc.	2,263	864,013
Cardinal Health Inc.	2,619	149,519
Centene Corp.	5,584	407,241	*
Cigna Corp.	3,441	815,758
CVS Health Corp.	12,244	1,021,639
DaVita Inc.	744	89,600	*
HCA Healthcare Inc.	2,617	541,039
Henry Schein Inc.	1,268	94,073	*

See Notes to Schedule of Investments.

8	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Humana Inc.	1,267	$560,926
Laboratory Corp. of America Holdings	943	260,127	*
McKesson Corp.	1,527	292,023
Quest Diagnostics Inc.	1,279	168,790
UnitedHealth Group Inc.	8,905	3,565,918
Universal Health Services Inc., Class B Shares	799	116,998

Total Health Care Providers & Services		9,109,095

Health Care Technology - 0.1%
Cerner Corp.	2,982	233,073

Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc.	2,910	430,127
Bio-Rad Laboratories Inc., Class A Shares	220	141,744	*
Charles River Laboratories International Inc.	480	177,562	*
Illumina Inc.	1,381	653,503	*
IQVIA Holdings Inc.	1,764	427,452	*
Mettler-Toledo International Inc.	226	313,087	*
PerkinElmer Inc.	1,007	155,491
Thermo Fisher Scientific Inc.	3,753	1,893,276
Waters Corp.	578	199,762	*

Total Life Sciences Tools & Services		4,392,004

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	21,649	1,446,586
Catalent Inc.	1,623	175,479	*
Eli Lilly & Co.	7,511	1,723,925
Johnson & Johnson	24,883	4,099,225
Merck & Co. Inc.	24,148	1,877,990
Organon & Co.	2,414	73,048	*
Perrigo Co. PLC	1,347	61,760
Pfizer Inc.	53,271	2,086,092
Viatris Inc.	11,439	163,463
Zoetis Inc.	4,642	865,083

Total Pharmaceuticals		12,572,651

TOTAL HEALTH CARE		45,068,263

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.6%
Boeing Co.	5,214	1,249,066	*
General Dynamics Corp.	2,209	415,866
Howmet Aerospace Inc.	3,589	123,713	*
Huntington Ingalls Industries Inc.	381	80,296
L3Harris Technologies Inc.	1,984	428,842

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	9

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Lockheed Martin Corp.	2,368	$895,933
Northrop Grumman Corp.	1,478	537,149
Raytheon Technologies Corp.	14,460	1,233,583
Teledyne Technologies Inc.	459	192,243	*
Textron Inc.	2,115	145,448
TransDigm Group Inc.	515	333,354	*

Total Aerospace & Defense		5,635,493

Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	1,271	119,055
Expeditors International of Washington Inc.	1,657	209,776
FedEx Corp.	2,339	697,794
United Parcel Service Inc., Class B Shares	6,920	1,439,152

Total Air Freight & Logistics		2,465,777

Airlines - 0.2%
Alaska Air Group Inc.	1,196	72,131	*
American Airlines Group Inc.	5,772	122,424	*
Delta Air Lines Inc.	6,426	277,989	*
Southwest Airlines Co.	5,313	282,067	*
United Airlines Holdings Inc.	2,884	150,804	*

Total Airlines		905,415

Building Products - 0.5%
Allegion PLC	914	127,320
AO Smith Corp.	1,160	83,590
Carrier Global Corp.	7,853	381,656
Fortune Brands Home & Security Inc.	1,485	147,921
Johnson Controls International PLC	6,724	461,468
Masco Corp.	2,294	135,139
Trane Technologies PLC	2,383	438,806

Total Building Products		1,775,900

Commercial Services & Supplies - 0.4%
Cintas Corp.	845	322,790
Copart Inc.	2,048	269,988	*
Republic Services Inc.	2,129	234,211
Rollins Inc.	1,953	66,793
Waste Management Inc.	3,575	500,893

Total Commercial Services & Supplies		1,394,675

Construction & Engineering - 0.0%††
Quanta Services Inc.	1,444	130,783

See Notes to Schedule of Investments.

10	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Electrical Equipment - 0.6%
AMETEK Inc.	2,088	$278,748
Eaton Corp. PLC	3,713	550,192
Emerson Electric Co.	5,725	550,974
Generac Holdings Inc.	640	265,696	*
Rockwell Automation Inc.	1,088	311,190

Total Electrical Equipment		1,956,800

Industrial Conglomerates - 1.2%
3M Co.	5,338	1,060,287
General Electric Co.	85,271	1,147,748
Honeywell International Inc.	6,707	1,471,180
Roper Technologies Inc.	1,009	474,432

Total Industrial Conglomerates		4,153,647

Machinery - 1.7%
Caterpillar Inc.	5,302	1,153,874
Cummins Inc.	1,427	347,917
Deere & Co.	3,019	1,064,831
Dover Corp.	1,399	210,689
Fortive Corp.	3,346	233,350
IDEX Corp.	734	161,517
Illinois Tool Works Inc.	2,786	622,838
Ingersoll Rand Inc.	3,367	164,343	*
Otis Worldwide Corp.	3,874	316,777
PACCAR Inc.	3,442	307,199
Parker-Hannifin Corp.	1,242	381,431
Pentair PLC	1,489	100,493
Snap-on Inc.	500	111,715
Stanley Black & Decker Inc.	1,600	327,984
Westinghouse Air Brake Technologies Corp.	1,857	152,831
Xylem Inc.	1,753	210,290

Total Machinery		5,868,079

Professional Services - 0.4%
Equifax Inc.	1,209	289,568
IHS Markit Ltd.	3,666	413,011
Jacobs Engineering Group Inc.	1,331	177,582
Leidos Holdings Inc.	1,313	132,744
Nielsen Holdings PLC	3,464	85,457
Robert Half International Inc.	1,065	94,753
Verisk Analytics Inc.	1,523	266,099

Total Professional Services		1,459,214

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	11

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Road & Rail - 1.0%
CSX Corp.	21,360	$685,229
J.B. Hunt Transport Services Inc.	706	115,043
Kansas City Southern	813	230,380
Norfolk Southern Corp.	2,471	655,828
Old Dominion Freight Line Inc.	932	236,541
Union Pacific Corp.	6,544	1,439,222

Total Road & Rail		3,362,243

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,412	281,424
United Rentals Inc.	664	211,823	*
W.W. Grainger Inc.	369	161,622

Total Trading Companies & Distributors		654,869

TOTAL INDUSTRIALS		29,762,895

INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 0.8%
Arista Networks Inc.	550	199,270	*
Cisco Systems Inc.	40,476	2,145,228
F5 Networks Inc.	622	116,103	*
Juniper Networks Inc.	3,087	84,429
Motorola Solutions Inc.	1,521	329,829

Total Communications Equipment		2,874,859

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A Shares	5,738	392,537
CDW Corp.	1,358	237,175
Corning Inc.	7,241	296,157
IPG Photonics Corp.	314	66,182	*
Keysight Technologies Inc.	1,817	280,563	*
TE Connectivity Ltd.	3,245	438,756
Trimble Inc.	2,450	200,483	*
Zebra Technologies Corp., Class A Shares	523	276,923	*

Total Electronic Equipment, Instruments & Components		2,188,776

IT Services - 5.2%
Accenture PLC, Class A Shares	5,978	1,762,255
Akamai Technologies Inc.	1,641	191,341	*
Automatic Data Processing Inc.	4,034	801,233
Broadridge Financial Solutions Inc.	1,051	169,768
Cognizant Technology Solutions Corp., Class A Shares	4,941	342,214
DXC Technology Co.	2,526	98,362	*
Fidelity National Information Services Inc.	6,031	854,412
Fiserv Inc.	5,495	587,360	*
FleetCor Technologies Inc.	799	204,592	*

See Notes to Schedule of Investments.

12	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
IT Services - (continued)
Gartner Inc.	943	$228,395	*
Global Payments Inc.	2,767	518,923
International Business Machines Corp.	8,668	1,270,642
Jack Henry & Associates Inc.	759	124,104
Mastercard Inc., Class A Shares	8,364	3,053,613
Paychex Inc.	2,993	321,149
PayPal Holdings Inc.	11,195	3,263,118	*
VeriSign Inc.	945	215,167	*
Visa Inc., Class A Shares	16,322	3,816,410
Western Union Co.	4,242	97,439

Total IT Services		17,920,497

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices Inc.	11,569	1,086,676	*
Analog Devices Inc.	3,497	602,044
Applied Materials Inc.	8,886	1,265,366
Broadcom Inc.	3,892	1,855,861
Enphase Energy Inc.	1,180	216,683	*
Intel Corp.	38,920	2,184,969
KLA Corp.	1,442	467,511
Lam Research Corp.	1,363	886,904
Maxim Integrated Products Inc.	2,474	260,661
Microchip Technology Inc.	2,573	385,281
Micron Technology Inc.	10,805	918,209	*
Monolithic Power Systems Inc.	410	153,114
NVIDIA Corp.	5,937	4,750,194
NXP Semiconductors NV	2,199	452,378
Qorvo Inc.	1,184	231,650	*
QUALCOMM Inc.	10,880	1,555,078
Skyworks Solutions Inc.	1,585	303,924
Teradyne Inc.	1,633	218,757
Texas Instruments Inc.	8,692	1,671,472
Xilinx Inc.	2,358	341,061

Total Semiconductors & Semiconductor Equipment		19,807,793

Software - 8.8%
Adobe Inc.	4,590	2,688,087	*
ANSYS Inc.	799	277,301	*
Autodesk Inc.	2,111	616,201	*
Cadence Design Systems Inc.	2,563	350,670	*
Citrix Systems Inc.	1,270	148,933
Fortinet Inc.	1,298	309,171	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	13

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Software - (continued)
Intuit Inc.	2,557	$1,253,365
Microsoft Corp.	72,179	19,553,291
NortonLifeLock Inc.	6,186	168,383
Oracle Corp.	17,513	1,363,212
Paycom Software Inc.	474	172,285	*
PTC Inc.	1,030	145,498	*
salesforce.com Inc.	8,818	2,153,973	*
ServiceNow Inc.	1,859	1,021,613	*
Synopsys Inc.	1,384	381,693	*
Tyler Technologies Inc.	414	187,281	*

Total Software		30,790,957

Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc.	151,166	20,703,695
Hewlett Packard Enterprise Co.	11,886	173,298
HP Inc.	11,705	353,374
NetApp Inc.	2,023	165,522
Seagate Technology Holdings PLC	1,769	155,548
Western Digital Corp.	2,814	200,272	*

Total Technology Hardware, Storage & Peripherals		21,751,709

TOTAL INFORMATION TECHNOLOGY		95,334,591

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals Inc.	2,143	616,498
Albemarle Corp.	965	162,564
Celanese Corp.	1,171	177,524
CF Industries Holdings Inc.	2,121	109,125
Corteva Inc.	7,551	334,887
Dow Inc.	7,333	464,032
DuPont de Nemours Inc.	5,260	407,177
Eastman Chemical Co.	1,342	156,678
Ecolab Inc.	2,467	508,128
FMC Corp.	1,094	118,371
International Flavors & Fragrances Inc.	2,387	356,618
Linde PLC	4,872	1,408,495
LyondellBasell Industries NV, Class A Shares	2,441	251,106
Mosaic Co.	3,300	105,303
PPG Industries Inc.	2,321	394,036
Sherwin-Williams Co.	2,295	625,273

Total Chemicals		6,195,815

See Notes to Schedule of Investments.

14	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Construction Materials - 0.1%
Martin Marietta Materials Inc.	545	$191,737
Vulcan Materials Co.	1,162	202,269

Total Construction Materials		394,006

Containers & Packaging - 0.3%
Amcor PLC	15,613	178,925
Avery Dennison Corp.	826	173,658
Ball Corp.	3,157	255,780
International Paper Co.	3,475	213,052
Packaging Corp. of America	917	124,180
Sealed Air Corp.	1,631	96,637
Westrock Co.	2,409	128,207

Total Containers & Packaging		1,170,439

Metals & Mining - 0.4%
Freeport-McMoRan Inc.	14,366	533,123
Newmont Corp.	7,769	492,399
Nucor Corp.	2,812	269,755

Total Metals & Mining		1,295,277

TOTAL MATERIALS		9,055,537

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities Inc.	1,225	222,876
American Tower Corp.	4,207	1,136,479
AvalonBay Communities Inc.	1,227	256,063
Boston Properties Inc.	1,448	165,926
Crown Castle International Corp.	4,204	820,200
Digital Realty Trust Inc.	2,710	407,747
Duke Realty Corp.	3,685	174,485
Equinix Inc.	860	690,236
Equity Residential	3,056	235,312
Essex Property Trust Inc.	693	207,907
Extra Space Storage Inc.	1,257	205,922
Federal Realty Investment Trust	653	76,512
Healthpeak Properties Inc.	5,726	190,618
Host Hotels & Resorts Inc.	6,029	103,036	*
Iron Mountain Inc.	2,809	118,877
Kimco Realty Corp.	3,796	79,147
Mid-America Apartment Communities Inc.	1,154	194,357
Prologis Inc.	7,202	860,855
Public Storage	1,442	433,595
Realty Income Corp.	3,042	203,023

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	15

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Regency Centers Corp.	1,820	$116,607
SBA Communications Corp.	1,054	335,910
Simon Property Group Inc.	3,079	401,748
UDR Inc.	2,877	140,915
Ventas Inc.	3,955	225,830
Vornado Realty Trust	1,688	78,779
Welltower Inc.	4,037	335,475
Weyerhaeuser Co.	7,195	247,652

Total Equity Real Estate Investment Trusts (REITs)		8,666,089

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,133	268,592	*

TOTAL REAL ESTATE		8,934,681

UTILITIES - 2.4%
Electric Utilities - 1.5%
Alliant Energy Corp.	2,384	132,932
American Electric Power Co. Inc.	4,682	396,050
Duke Energy Corp.	7,049	695,877
Edison International	3,919	226,597
Entergy Corp.	1,973	196,708
Evergy Inc.	2,260	136,572
Eversource Energy	3,237	259,737
Exelon Corp.	9,082	402,423
FirstEnergy Corp.	4,954	184,338
NextEra Energy Inc.	18,773	1,375,686
NRG Energy Inc.	2,314	93,254
Pinnacle West Capital Corp.	1,201	98,446
PPL Corp.	7,827	218,921
Southern Co.	9,927	600,683
Xcel Energy Inc.	5,030	331,376

Total Electric Utilities		5,349,600

Gas Utilities - 0.0%††
Atmos Energy Corp.	1,300	124,943

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	6,395	166,718

Multi-Utilities - 0.7%
Ameren Corp.	2,338	187,133
CenterPoint Energy Inc.	5,012	122,894
CMS Energy Corp.	2,834	167,433
Consolidated Edison Inc.	3,129	224,412
Dominion Energy Inc.	7,622	560,751

See Notes to Schedule of Investments.

16	Franklin S&P 500 Index Fund 2021 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
DTE Energy Co.		1,836	$237,946
NiSource Inc.		3,516	86,142
Public Service Enterprise Group Inc.		4,953	295,892
Sempra Energy		2,904	384,722
WEC Energy Group Inc.		2,976	264,715

Total Multi-Utilities			2,532,040

Water Utilities - 0.1%
American Water Works Co. Inc.		1,633	251,694

TOTAL UTILITIES			8,424,995

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,236,919)			347,980,065

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,465,391)	0.010%	1,465,391	1,465,391

TOTAL INVESTMENTS - 100.0% (Cost - $97,702,310)			349,445,456
Other Assets in Excess of Liabilities - 0.0%††			87,278

TOTAL NET ASSETS - 100.0%			$349,532,734

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	8	9/21	$1,694,940	$1,715,440	$20,500

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2021 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin S&P 500 Index Fund (prior to August 7, 2021, the Fund was known as QS S&P 500 Index Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$347,980,065	—	—	$347,980,065
Short-Term Investments†	1,465,391	—	—	1,465,391

Total Investments	$349,445,456	—	—	$349,445,456

Other Financial Instruments:
Futures Contracts††	$20,500	—	—	$20,500

Total	$349,465,956	—	—	$349,465,956

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended June 30, 2021:

	Affiliate Value at September 30, 2020	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
		Cost	Shares	Cost	Shares
Franklin Resources Inc.	$60,317	—	—	$13,812	629	$4,969	$2,138	$28,192	$74,697

20